Information on related parties	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Information on related parties

18.	Information on related parties

The following table provides the transactions performed for the years ended December 31, 2025, 2024 and 2023, and the accounts payable to/receivable from related parties as of December 31, 2025, 2024 and 2023:

		Income	Expenses	Receivables and Other financial assets	Payables
		ARS 000	ARS 000	ARS 000	ARS 000
Associates:

Termoeléctrica José de San Martín S.A.	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	654	—	—	—

Distribuidora de Gas Cuyana S.A. (1) (3)	12-31-2025	47,371	12,748,384	—	—
	12-31-2024	395,365	16,556,488	—	1,814,599
	12-31-2023	127,826	13,051,439	—	812,266

Distribuidora de Gas del Centro S.A. (1)	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	127,969	—	—	—

Ecogas Inversiones S.A. (1)	12-31-2025	—	—	—	—
	12-31-2024	—	—	—	—
	12-31-2023	—	—	8,377,803	—

Related companies:

Energía Sudamericana S.A. (1)	12-31-2025	10,686	—	—	—
	12-31-2024	48,501	—	35,909	—
	12-31-2023	124,681	—	—	—

RMPE Asociados S.A. (2)	12-31-2025	1,471	13,589,013	31	—
	12-31-2024	2,545	9,196,325	41	—
	12-31-2023	2,039	9,402,140	—	—

RPU Agropecuaria S.A.	12-31-2025	3,651	—	—	—
	12-31-2024	3,091	—	—	—
	12-31-2023	—	—	—	—

Full Logistics S.A.	12-31-2025	102,046	—	58,223	—
	12-31-2024	9,942	—	46,910	—
	12-31-2023	—	—	—	—

M. Dodero Compañía General de Servicios S.A.	12-31-2025	83,364	36,300	36,587	—
	12-31-2024	5,492	—	26,249	—
	12-31-2023	—	—	—	—

Minera Cordillera S.A.	12-31-2025	74,183	—	7,172	—
	12-31-2024	—	—	—	—
	12-31-2023	—	—	—	—

Totales	12-31-2025	322,772	26,373,697	102,013	—
	12-31-2024	464,936	25,752,813	109,109	1,814,599
	12-31-2023	383,169	22,453,579	8,377,803	812,266

(1)	Associates and/or related companies until September 30, 2025.
(2)	Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.
(3)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price was set according to current regulation of the natural gas market.

Balances and transactions with shareholders

As of December 31, 2025 and 2024, there are balances with shareholders amounting to 7,025,910 and 131,988, respectively, related to the Personal Assets Tax paid by the Company under the substitute taxpayer regime.

Note 3.1 describes the transactions with shareholders related to the spin-off and merger process of the ECOGAS Group.

During the years ended December 31, 2025 and 2024, the Group sold 0.32% and 2.96%, respectively, of its shareholding in subsidiaries, without resulting in a loss of control over such entities. In accordance with IFRS 10, the effects of these transactions were recognized directly in equity.

On January 7, 2025, the Shareholders’ Meeting of subsidiary CPR approved the redemption of all shares held by minority shareholders, except for one share retained by Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.), pursuant to Section 220, subsection 1 of the Argentine General Companies Law (“LGS”), and voluntarily reduced the share capital in accordance with Section 203 of the LGS. Subsequently, on March 31, 2025, CPSA acquired from Puerto Energía Renovables S.A.U. (formerly known as Vientos La Genoveva II S.A.U.) the remaining CPR share. In accordance with IFRS 10, the effects of these transactions were recognized directly in equity.

On March 31, 2025, the Board of Directors of CPSA approved a corporate reorganization, pursuant to which, subject to the approval of the Shareholders’ Meetings of the companies involved, CPSA absorbs the assets and liabilities of its subsidiary CPR. Since CPSA holds 100% of CPR’s shares, CPSA’s equity is not increased as a result of the merger, while subsidiary CPR will be dissolved without liquidation. On May 22, 2025, the corporate reorganization was approved by the respective Shareholders’ Meetings. The effective date of the merger was October 1, 2025, once the precedent conditions established in the Definitive Merger Agreement were met and following the approval of the corporate reorganization by the CNV, which took place on September 10, 2025.

Key management personnel compensation

During 2025, 2024 and 2023, short term employee benefits compensation for key management personnel amounted to approximately Argentine pesos 4,865 million, 3,734 million and 1,215 million, respectively (all figures stated in nominal values).

Terms and conditions of transactions with related parties

Balances at the related reporting period ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivable or payable.

For the years ended December 31, 2025, 2024 and 2023, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.